Risk Management - Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of external credit grades [Line Items]
Credit exposure	CAD 311,782	CAD 316,058
Mortgages [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	44,742	44,193
Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	32,132	29,729
Policy loans [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	5,808	6,041
Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,737	1,745
Derivative Assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	15,569	23,672
Accrued investment income [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,182	2,260
Reinsurance assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	30,359	34,952
Other financial assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	5,253	4,844
FVTPL [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	147,024	140,890
AFS [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	CAD 26,976	CAD 27,732